Derivative Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Schedule of Changes to Derivative Liabilities

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	111,913	305,025
Fair value of derivative liability on date of issuance	—	129,440
Fair value changes of derivative liability – Finders’ Warrants	1,527	(38,060)
Fair value changes of derivative liability – Incentive Warrants	—	(11,754)
Fair value changes of derivative liability – Settlement Warrants	(30,164)	(160,622)
Fair value changes of derivative liability – Agents’ Warrants	(2,735)	(37,803)
Fair value changes of derivative liability – Performance Warrants	—	(946)
Fair value changes of derivative liability – Octagon Warrants	(55,745)	(73,367)
Balance, end of period	24,796	111,913